Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000092548 [Member]
Shareholder Report [Line Items]
Fund Name	Ironclad Managed Risk Fund
Class Name	Ironclad Managed Risk Fund
Trading Symbol	IRONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ironclad Managed Risk Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Additional Information Phone Number	(888) 979-IRON (4766)
Additional Information Website	https://www.ironcladfunds.com/fund-literature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ironclad Managed Risk Fund (IRONX)	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Ironclad Managed Risk Fund (IRONX) returned 10.81% for the year ended September 30, 2025. Over the same period, the Fund’s returns had a standard deviation of 8.20%.
WHAT AFFECTED THE FUND'S PERFORMANCE?
The Fund primarily invested in Exchange Traded Funds (ETFs) and index options linked to the S&P 500, which rallied to an all-time high fueled by massive investment in artificial intelligence (AI) and a dovish shift from the Federal Reserve. These tailwinds boosted investor optimism, overshadowing concerns over trade tariffs from earlier in the year.
Despite the equity markets strong performance, several risks became more pronounced. Equity valuations reached historically high levels, and market returns were increasingly concentrated in AI related companies. Additional areas of concern included a softening labor market, heightened trade tensions, concerns over the Federal Reserve’s independence, and persistent inflation that may constrain the future path of monetary policy.
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE FOLLOWING:
- ETFs linked to the S&P 500 provided broad equity exposure, allowing the Fund to participate in the equity market rally.
- Index options linked to the S&P 500 were used to reduce the volatility of the Fund’s ETF holdings.
- Together, these investments shaped the Fund’s return and risk characteristics for the year ended September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ironclad Managed Risk Fund (IRONX)	10.81%	10.52%	7.06%
CBOE S&P 500 One-Week PutWrite Index	7.09%	4.98%	3.25%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 213,014,935
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,980,038
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$213,014,935
Total number of portfolio holdings	10
Total advisory fees paid (net)	$1,980,038
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
iShares Core S&P 500 ETF	49.6%
Vanguard S&P 500 ETF	47.2%
SPDR S&P 500 ETF Trust	2.1%
S&P 500 Index Options, Exercise Price: $6,450.00, Expiration Date: 10/31/25	0.2%
S&P 500 Index Options, Exercise Price: $6,425.00, Expiration Date: 10/24/25	0.1%
S&P 500 Index Options, Exercise Price: $6,425.00, Expiration Date: 10/17/25	0.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Core S&P 500 ETF	49.6%
Vanguard S&P 500 ETF	47.2%
SPDR S&P 500 ETF Trust	2.1%
S&P 500 Index Options, Exercise Price: $6,450.00, Expiration Date: 10/31/25	0.2%
S&P 500 Index Options, Exercise Price: $6,425.00, Expiration Date: 10/24/25	0.1%
S&P 500 Index Options, Exercise Price: $6,425.00, Expiration Date: 10/17/25	0.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.